Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

As of December 31, 2024, the Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels, are as follows:

Period	Amount
2025	$1,025
2026	6,932
2027	17,574
2028	18,666
2029	18,615
2030 and thereafter	123,483
Total	$186,295